                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Principled Capital Management

Address: 666 Fifth Avenue
          New York,  NY 10103




Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert Befumo
Title: Client Service Representative
Phone: 212-713-9187


Signature, Place, and Date of Signing:

Robert Befumo                   New York, NY                    02/14/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

FORM 13F                                                              3/31/2005
REPORTING MANAGER: UBS Securities LLC                                     Page 1

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                                             VALUATION CURRENCY: USD

                  ITEM 1     ITEM 2     ITEM 3          ITEM 4           ITEM 5             ITEM 6      ITEM 7     ITEM 8
                  ------     ------     ------          ------           ------             ------      ------     ------
             Name of Issuer   TITLE      CUSIP           FAIR          SHARES OF        INVEST. DESC.    MANA-      VOTING
                               OF       NUMBER          MARKET         PRINCIPLE            SHARED       GERS     AUTHORITY
                              CLASS                     VALUE           AMMOUNT       SOLE SHARED OTHER         SOLE   SHARED  OTHER
----------------------------------------------------------------------------------------------------------------------------------
XENOMICS INC                 OTC EQ     8904181      $943,589.00       512,820.00  N   X                 MICA   512,820
CHINDEX INTL COMMON          OTC EQ     8904373      $886,169.00       174,100.00  N   X                 MICA   174,100
LIPONEX, INC.                CEQ        8904502     $1,395,544.00    2,100,000.00  N   X                 MICA   2,100,000
INTERMAP TECH CORP           CEQ        8904894      $755,159.00       204,081.00  N   X                 MICA   204,081
BLUEBOOK INTL HLDG CO NEW    OTC EQ     9040554      $236,300.00       695,000.00  N   X                 MICA   695,000
INTERNET AMERICA INC - TEX   OTC EQ     9051368      $266,686.00       713,063.00  N   X                 MICA   713,063
XENONICS HOLDINGS INC        OTC EQ     9064368      $251,040.00       156,900.00  N   X                 MICA   156,900
APPLIED NEUROSOLUTIONS INC   OTC EQ    9065686A      $678,538.00    1,995,700.00   N   X                 MICA   1,995,700
MEDIA SCIENCES INTL INC      OTC EQ     9069028     $2,676,440.00   1,029,400.00   N   X                 MICA   1,029,400
EMRISE CORP                  OTC EQ     9070150     $1,599,751.00   1,193,844.00   N   X                 MICA   1,193,844
INFINIUM LABS INC            OTC EQ     9070519       $6,800.00        400,000.00  N   X                 MICA   400,000
BRITESMILE INC               OTC EQ     9071985      $326,090.00       434,786.00  N   X                 MICA   434,786
DELI SOLAR USA INC           OTC EQ     9085675      $510,563.00         82,850.00 N   X                 MICA   82,850
DRUGMAX INC                  OTC EQ     9086090     $1,280,000.00   1,000,000.00   N   X                 MICA   1,000,000
HEARUSA INC CV SUB NT 11%    CORP B     9143749      $388,571.00       500,000.00  N   X                 MICA   500,000
INTERACTIVE SYSTEMS WORLDW   CORP B     9143756       $83,333.00       400,000.00  N   X                 MICA   400,000
AUTODA NTWK SER B CONV PFD   OTC EQ     9143773      $457,500.00       250,000.00  N   X                 MICA   250,000
DIVERSINET CORP NEW          OTC EQ     9143782      $852,268.00    2,242,812.00   N   X                 MICA   2,242,812
ILINC COMMUNICATIONS 12%
  CONV REDE                  CORP B     9143783      $202,500.00       750,000.00  N   X                 MICA   750,000
DEQ SYSTEMS CORP RSTD        OTC EQ     9L47061      $178,274.00       471,000.00  N   X                 MICA   471,000
ONETRAVEL HOLDINGS, INC RS   OTC EQ     9L47302     $1,015,050.00   1,500,000.00   N   X                 MICA   1,500,000
ALLIANCE FIBER OPTIC PRODU   OTC EQ    18680108       $90,495.00         79,382.00 N   X                 MICA   79,382
AFP IMAGING CORP             OTC EQ     1058106      $692,000.00       400,000.00  N   X                 MICA   400,000
AMR TECHNOLOGIES INC         CEQ        1782101     $1,410,813.00   1,000,000.00   N   X                 MICA   1,000,000
AISA PACIFIC WIRE & CABLE    OTC EQ    G0535E106      $93,000.00         62,000.00 N   X                 MICA   62,000
BRICK BREWING CO LTD         OTC EQ    10788P101     $243,756.00       109,800.00  N   X                 MICA   109,800
COLLEGIATE PAC INC           COMMON    194589206    $3,543,540.00      389,400.00  N   X                 MICA   389,400
BRANDPARTNERS GROUP INC      OTC EQ    10531R107    $1,328,760.00   2,952,800.00   N   X                 MICA   2,952,800
BRITESMILE INC               OTC EQ    110415205     $427,181.00       569,575.00  N   X                 MICA   569,575
BALLANTYNE OF OMAHA INC      OTC EQ    58516105     $1,137,903.00      232,700.00  N   X                 MICA   232,700
CATALINA LIGHTING INC        OTC EQ    148865207    $3,300,902.00      326,822.00  N   X                 MICA   326,822
CABO MINING ENTERPRISES      CEQ       12687B100     $335,498.00    1,000,000.00   N   X                 MICA   1,000,000
CENTURY PACIFIC FINANCIAL    OTC EQ     CENTRST     $2,500,000.00   2,500,000.00   N   X                 MICA   2,500,000
COMMERCIAL SOLUTIONS INC     CEQ       202372108     $192,256.00         58,200.00 N   X                 MICA   58,200
CHARTWELL TECHNOLOGY INC     CEQ       16140R107    $3,213,041.00      900,000.00  N   X                 MICA   900,000
DIVERSINET CORP              OTC EQ    25536K303     $239,519.00       630,312.00  N   X                 MICA   630,312
E.D. SMITH INCOME FUND UNI   CEQ       26842A104    $1,727,386.00      200,800.00  N   X                 MICA   200,800
VAALCO ENERGY INC NEW        COMMON    91851C201    $3,919,888.00      924,502.00  N   X                 MICA   924,502
FIBERSTARS INC               OTC EQ    315662106    $3,424,275.00      400,500.00  N   X                 MICA   400,500
FIBERSTARS INC WARRANT       OTC EQ     FIBWRT       $112,153.00         27,692.00 N   X                 MICA   27,692
GEMINI CORP COMM             CEQ       36865S106     $329,821.00       426,000.00  N   X                 MICA   426,000
MEDIA SCIENCES INTL INC      COMMON    58446X107    $1,116,440.00      429,400.00  N   X                 MICA   429,400
GLENTEL INC                  CEQ       378913107     $231,958.00         36,000.00 N   X                 MICA   36,000
GAMETECH INTERNATIONAL INC   OTC EQ    36466D102    $3,355,988.00      876,237.00  N   X                 MICA   876,237
GSW INC CV CL A              CEQ       362289100     $623,855.00           7,400.00N   X                 MICA   7,400
GSW INC CL-B                 CEQ       362289308     $735,429.00           8,300.00N   X                 MICA   8,300
HAMMOND POWER SOLUTIONS IN   CEQ       408549103     $640,028.00       310,000.00  N   X                 MICA   310,000
HART STORES INC              CEQ       416167104    $1,334,866.00      348,700.00  N   X                 MICA   348,700
IMAGING DYNAMICS CORP        CEQ       451920201    $1,945,890.00      650,000.00  N   X                 MICA   650,000
INKSURE TECHNOLOGIES INC     OTC EQ    4.57E+110     $566,327.00       195,285.00  N   X                 MICA   195,285
IRIDEX CORP                  OTC EQ    462684101     $786,000.00       100,000.00  N   X                 MICA   100,000
I C ISAACS & CO INC          OTC EQ    464192103    $4,555,635.00      992,513.00  N   X                 MICA   992,513
ISECURETRAC CORP             OTC EQ    464278209     $305,314.00       174,465.00  N   X                 MICA   174,465
JDS UNIPHASE CORP            OTC EQ    46612J101    $1,180,000.00      500,000.00  N   X                 MICA   500,000
***JINPAN INTERNATIONAL LT   COMMON    G5138L100     $397,200.00         66,200.00 N   X                 MICA   66,200
LOGICVISION INC DEL          OTC EQ    54140W107    $1,500,699.00   1,200,559.00   N   X                 MICA   1,200,559
LOUD TECH INC NEW            OTC EQ    545731200    $1,180,480.00        73,780.00 N   X                 MICA   73,780
MULTIBAND CORP               OTC EQ    62544X100     $978,911.00       815,759.00  N   X                 MICA   815,759
MIKRON INSTRUMENT INC        OTC EQ    59862R103     $592,858.00         90,100.00 N   X                 MICA   90,100
ONETRAVEL HOLDINGS INC       COMMON    68275A201     $449,239.00       221,300.00  N   X                 MICA   221,300
PHARMENG INTERNATIONAL INC   CEQ       71715M108     $880,683.00    1,575,000.00   N   X                 MICA   1,575,000
PFB CORP                     CEQ       69331T101    $3,735,989.00      317,000.00  N   X                 MICA   317,000
PETRO FIELD INDUSTRIES       CEQ       715917100     $154,845.00       300,000.00  N   X                 MICA   300,000
MIKOHN GAMING CORP           OTC EQ    59862K108    $7,155,750.00      725,000.00  N   X                 MICA   725,000
PULSE DATA INC               CEQ       74586Q109    $2,043,426.00   1,010,800.00   N   X                 MICA   1,010,800
PURE TECHNOLOGIES            CEQ       745915108    $1,225,988.00      791,750.00  N   X                 MICA   791,750
ROCTEST LTEE                 CEQ       774903108     $167,994.00         83,100.00 N   X                 MICA   83,100
***RDM CORPORATION           OTC EQ    748934106     $267,000.00       300,000.00  N   X                 MICA   300,000
RISK GEORGE INDS INC CL A    OTC EQ    767720204     $424,221.00         56,300.00 N   X                 MICA   56,300
RELM WIRELESS CORP           COMMON    759525108    $2,637,777.00      360,845.00  N   X                 MICA   360,845
SPORT-HALEY INC              OTC EQ    848925103     $353,152.00         71,200.00 N   X                 MICA   71,200
SPORTSCENE RESTAURANTS INC   CEQ       84919K208    $2,821,592.00      303,700.00  N   X                 MICA   303,700
SUTRON CORP                  OTC EQ    869380105    $1,106,667.00      150,567.00  N   X                 MICA   150,567
SYNPLICITY INC               OTC EQ    87160Y108    $6,338,088.00      763,625.00  N   X                 MICA   763,625
***SYLOGIST LTD              OTC EQ    87132P102     $727,748.00       470,000.00  N   X                 MICA   470,000
ORCHIDS PAPER PRODS CO DEL   COMMON    68572N104     $598,600.00         58,400.00 N   X                 MICA   58,400
VILLAGE SUPERMARKET INC-CL   OTC EQ    927107409     $602,500.00         10,000.00 N   X                 MICA   10,000
VIRTEK VISION INTERNATIONA   CEQ       92824X108     $103,891.00       177,600.00  N   X                 MICA   177,600
WARNEX INC                   CEQ       934632100     $673,749.00       712,000.00  N   X                 MICA   712,000
ZILA INC                     OTC EQ    989513205    $7,237,476.00   1,879,864.00   N   X                 MICA   1,879,864
ZONES INC                    OTC EQ    98976N103     $543,535.00       108,707.00  N   X                 MICA   108,707
                                                   $105,530,140.00
